Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2019
Statement [Line items]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY
 SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2019 Pence per share	2018 Pence per share	2017 Pence per share	2019 £m	2018 £m	2017 £m
In respect of current year - first interim	1.95	3.54	4.58	138	250	323
- second interim	1.76	9.46	3.26	124	668	230
- third interim	0	2.90	—	0	205	—

	3.71	15.90	7.84	262	1,123	553

In 2018, in addition to the dividends of £
250
m and £
205
m that were made as part of our policy to pay 50% of recurring earnings, we also paid a dividend of £668m that related to the ring-fencing transfers to Banco Santander
,
London Branch.

Santander UK Group Holdings plc [member]
Statement [Line items]
Dividends on Ordinary Shares	3. DIVIDENDS ON ORDINARY SHARES Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.